DOCUMENT AND ENTITY INFORMATION Document	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	Live Nation Entertainment, Inc.
Entity Central Index Key	0001335258
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32601
Entity Tax Identification Number	20-3247759
Entity Address, Address Line One	9348 Civic Center Drive
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	310
Local Phone Number	867-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.01 Par Value Per Share
Trading Symbol	LYV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false